Acquisitions and Dispositions of Businesses - Completed Acquisitions Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Business Acquisition [Line Items]
Number of business acquired under business combination	3	8
Weighted average useful life	7 years
Revenues from acquisitions included in the Company's Consolidated Statement of Income	$ 7
Other general expense
Business Acquisition [Line Items]
Acquisition related costs	$ 1